RELATED PARTY TRANSACTIONS (Details Narrative)	12 Months Ended
Jul. 31, 2023
Related Party Transactions [Abstract]
Lease payments description	504-506 Fulton Street, Brooklyn, New York – In July 2022 the lease agreement was modified to increase monthly lease payments from $30,188 per month to $34,716 per month commencing on May 1, 2026 through April 30, 2031.